Segment reporting (Tables)	12 Months Ended
Sep. 30, 2023
Segment reporting
Schedule of revenue by major product categories
	For the Years Ended September 30,
	2023	2022	2021
Tapioca	$39,977,734	-	-
Corn	27,430,969	$10,778,197	$1,796,006
Shiitake	19,655,465	19,859,533	20,494,362
Mu Er	16,301,157	19,123,152	16,524,723
Cotton	5,547,927	47,950,345	-
Cornstarch	1,338,782	-	-
Other products	112,853	1,502,152	474,860
Total	$110,364,887	$99,213,379	$39,289,951